Label	Element	Value
DIREXION HILTON TACTICAL INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001040587_SupplementTextBlock

DIREXION HILTON TACTICAL INCOME FUND

CLASS A (HCYAX)

INSTITUTIONAL CLASS (HCYIX)

CLASS C (HCYCX)

A SERIES OF THE DIREXION FUNDS

Supplement dated September 11, 2017

to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated December 29, 2016

Effective September 1, 2017, the Board of Trustees of the Direxion Funds approved a change in expense structure for the Direxion Hilton Tactical Income Fund (“the Fund”). The Fund’s current Operating Services Agreement has been terminated and replaced with an Operating Expense Limitation Agreement under which Rafferty Asset Management, LLC, the Fund’s adviser (“Rafferty” or “Adviser”) has contractually agreed to cap all or a portion of the expenses for the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	DIREXION HILTON TACTICAL INCOME FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Pursuant to this change, footnote two under the “Annual Fund Operating Expense” table is replaced in its entirety as follows:

(2)

Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses, as long as Rafferty is the Adviser for the Fund, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.30% for Class A Shares, 1.05% for Institutional Class Shares and 2.05% for Class C Shares of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.